ALPS ETF TRUST

ALPS EQUAL SECTOR WEIGHT ETF (NYSE ARCA: EQL)

(THE “FUND”)

SUPPLEMENT DATED SEPTEMBER 29, 2017

TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MARCH 31, 2017

Effective prior to the commencement of trading on October 2, 2017, the Fund’s Underlying Index will change to the NYSE Select Sector Equal Weight IndexSM (ticker symbol NYXLEW). Therefore, all references to the Bank of America Securities – Merrill Lynch Equal Sector Weight Index (ticker symbol BASMLESW) in the Summary Prospectus and Prospectus are hereby deleted prior to the commencement of trading on that date and replaced with references to the NYSE Select Sector Equal Weight IndexSM (ticker symbol NYXLEW).

Effective prior to the commencement of trading on October 2, 2017, the “Principal Investment Strategies” section of the Fund’s Prospectus and Summary Prospectus are hereby replaced with the following:

The Fund will seek investment results that replicate as closely as possible, before fees and expenses, the performance of the Underlying Index. The Underlying Index is an index of ETFs comprised of all active Select Sector SPDR® ETFs in an equal weighted portfolio. These are the Consumer Discretionary Select Sector SPDR® Fund, Consumer Staples Select Sector SPDR® Fund, Materials Select Sector SPDR® Fund, Energy Select Sector SPDR® Fund, Technology Select Sector SPDR® Fund, Utilities Select Sector SPDR® Fund, Financial Select Sector SPDR® Fund, Industrial Select Sector SPDR® Fund, Health Care Select Sector SPDR® Fund and Real Estate Select Sector SPDR® Fund (each, an “Underlying Sector ETF” and collectively, the “Underlying Sector ETFs”). In order to track the Underlying Index, the Fund will use a “fund of funds” approach, and seek to achieve its investment objective by investing at least 90% of its total assets in the shares of the Underlying Sector ETFs.

The Underlying Index is designed to track performance of the equally weighted Underlying Sector ETFs. Accordingly, the Underlying Index is rebalanced to an equal weighting quarterly during the months of March, June, September, and December.

Each Underlying Sector ETF is an “index fund” that invests in the equity securities of companies in a particular sector or group of industries. The objective of each Underlying Sector ETF is to track its respective underlying sector index by replicating the securities in the underlying sector index. Together, the ten Underlying Sector ETFs represent the Underlying Index as a whole.

Effective prior to the commencement of trading on October 2, 2017, the “Non-Correlation Risk” under the section “Principal Investment Risks” of the Fund’s Summary Prospectus is hereby replaced with the following:

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons including operating expenses incurred by the Fund not applicable to the Underlying Index, costs in buying and selling securities, asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Effective prior to the commencement of trading on October 2, 2017, the information in the “ALPS Equal Sector Weight ETF - Index Description” section of the Fund’s Prospectus is hereby replaced with the following:

The NYSE Select Sector Equal Weight IndexSM was created in 2017 and is a U.S. equity index comprised, in equal weights, of all active Select Sector SPDR® ETFs. These are the Consumer Discretionary Select Sector SPDR® Fund, Consumer Staples Select Sector SPDR® Fund, Materials Select Sector SPDR® Fund, Energy Select Sector SPDR® Fund, Technology Select Sector SPDR® Fund, Utilities Select Sector SPDR® Fund, Financial Select Sector SPDR® Fund, Industrial Select Sector SPDR® Fund, Health Care Select Sector SPDR® Fund and Real Estate Select Sector SPDR® Fund.

The Underlying Index is rebalanced quarterly after the close of trading on the third Friday of March, June, September, and December to ensure that the selection and weightings of the constituents continues to reflect as closely as possible the Underlying Index’s objective of representing an equal-weighted portfolio of the Underlying Sector ETFs. NYSE Arca serves as calculation agent. The Underlying Index is disseminated publicly through the NYSE Global Index Feed and made available to major market data vendors such as Reuters and Bloomberg.

Effective prior to the commencement of trading on October 2, 2017, the information in the “Non-Correlation Risk” section under the “Additional Information About the Fund’s Principal Investment Risks” section of the Fund’s Prospectus is hereby replaced with the following:

Non-Correlation Risk. The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. It is also possible that the Fund may not replicate the Underlying Index to the extent it has to adjust its portfolio holdings in order to qualify as a “regulated investment company” under the U.S. Internal Revenue Code of 1986, as amended. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies, cash flows or operational inefficiencies.

Due to legal and regulatory rules and limitations, the Fund may not be able to invest in all securities included in its Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise does not hold all of the securities in its Underlying Index, its return may not correlate as well with the return on the Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

The risk that the Fund may not match the performance of its Underlying Index may be heightened during times of increased market volatility or other unusual market conditions. Errors in the construction or calculation of an Underlying Index may occur from time to time. Any such errors may not be identified and corrected by the Index Provider for some period of time, which may have an adverse impact on the Fund and its shareholders.

To the extent the Fund calculates its NAV based on fair value prices and the value of its Underlying Index is based on securities closing prices on local markets (i.e., the value of the Underlying Index is not based on fair value prices) or the Fund otherwise calculates its NAV based on prices that differ from those used in calculating the Underlying Index, the Fund’s ability to track the Underlying Index may be adversely affected.

Effective prior to the commencement of trading on October 2, 2017, the first sentence of the first paragraph under the “Secondary Investment Strategies” section of the Fund’s Prospectus is hereby replaced with the following:

As a principal investment strategy, the Fund will normally invest at least 90% of its total assets in the shares of Underlying Sector ETFs that comprise the Underlying Index.

Effective prior to the commencement of trading on October 2, 2017, the fifth paragraph under the “Secondary Investment Strategies” section of the Fund’s Prospectus is hereby replaced with the following:

The Fund generally will invest in all of the Underlying Sector ETFs in proportion to their weight in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of the Underlying Sector ETFs in those weightings. In those circumstances, the Fund may purchase a sample of the Underlying Sector ETFs in proportions expected by the Adviser to replicate generally the performance of the Underlying Index as a whole. The Fund may sell securities that are represented in the Underlying Index or purchase securities that are not yet represented in the Underlying Index in anticipation of their removal from or addition to the Underlying Index.

Effective prior to the commencement of trading on October 2, 2017, similar information in the “Index Provider” section of the Fund’s Prospectus is hereby replaced with the following:

ICE Data Indices, LLC (“ICE Data”) is the Index Provider for the ALPS Equal Sector Weight ETF. ICE Data is not affiliated with the Trust, the Adviser, ALPS or the Distributor. The Adviser has entered into a license agreement with ICE Data to use the Underlying Index.

Effective prior to the commencement of trading on October 2, 2017, the information in the “Disclaimers” section of the Fund’s Prospectus is hereby replaced with the following:

NYSE Select Sector Equal Weight IndexSM is a service mark of ICE Data Indices, LLC or its affiliates (“ICE Data”) and has been licensed for use by ALPS Advisors, Inc. (the “Adviser”) in connection with ALPS Equal Sector Weight ETF (the “Fund”). Neither the Trust nor the Fund is sponsored, endorsed, sold or promoted by ICE Data. ICE Data makes no representations or warranties regarding the Adviser or the Fund or the ability of the NYSE Select Sector Equal Weight IndexSM to track general stock market performance.

ICE DATA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE NYSE SELECT SECTOR EQUAL WEIGHT INDEXSM OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL ICE DATA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ALPS ETF TRUST

ALPS EQUAL SECTOR WEIGHT ETF (NYSE ARCA: EQL)

(THE “FUND”)

SUPPLEMENT DATED SEPTEMBER 29, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MARCH 31, 2017,

AS SUPPLEMENTED FROM TIME TO TIME

Effective prior to the commencement of trading on October 2, 2017, the Fund’s Underlying Index will change to the NYSE Select Sector Equal Weight IndexSM (ticker symbol NYXLEW). Therefore, all references to the Bank of America Securities – Merrill Lynch Equal Sector Weight Index in the SAI are hereby deleted prior to the commencement of trading on that date and replaced with references to the NYSE Select Sector Equal Weight IndexSM (ticker symbol NYXLEW).

Effective prior to the commencement of trading on October 2, 2017, the information in the “The EQL Fund” section under the section entitled “INFORMATION ABOUT THE INDEX PROVIDERS AND DISCLAIMERS” of the Fund’s SAI is hereby replaced with the following:

ICE Data Indices, LLC (the “Index Provider”) is not affiliated with the ALPS Equal Sector Weight ETF (the “Fund”) or ALPS Advisors, Inc. (the “Adviser”). The Fund is entitled to use the Underlying Index pursuant to a licensing agreement with the Index Provider and the Adviser. The Adviser pays a licensing fee to the Index Provider out of the management fee.

The only relationship that the Index Provider has with the Fund, the Adviser or Distributor of the Fund in connection with the Fund is that the Index Provider has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Underlying Index. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the Fund. The Index Provider has no obligation to take the specific needs of the Adviser, Distributor or owners of the Fund into consideration in the determination and calculation of the Underlying Index. The Index Provider is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the net asset value of the Fund. The Index Provider has no obligation or liability in connection with the administration or trading of the Fund.

NYSE Select Sector Equal Weight IndexSM is a service mark of ICE Data Indices, LLC or its affiliates (“ICE Data”) and has been licensed for use by the Adviser in connection with the Fund. Neither the Trust nor the Fund is sponsored, endorsed, sold or promoted by ICE Data. ICE Data makes no representations or warranties regarding the Adviser or the Fund or the ability of the NYSE Select Sector Equal Weight IndexSM to track general stock market performance.

ICE DATA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE NYSE SELECT SECTOR EQUAL WEIGHT INDEXSM OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL ICE

DATA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.